INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

NOTE 8                            INCOME TAXES

We have elected to be taxed as a REIT under sections 856-860 of the Internal Revenue Code.  We intend to maintain REIT status.  To qualify as a REIT, the Company must meet a number of organizational and operational requirements, including requirements to distribute at least 90% of our ordinary taxable income and to either distribute 100% of capital gains to stockholders, or pay corporate income tax on the undistributed capital gains. In addition, the Company is required to meet certain asset and income tests.

As a REIT, we will generally not be subject to corporate level Federal income tax on taxable income we distribute currently to our stockholders. If we fail to qualify as a REIT in any taxable year, we will be subject to Federal income taxes at regular corporate rates (including any applicable alternative minimum tax) and may not be able to qualify as a REIT for four subsequent taxable years.  Even if we qualify for taxation as a REIT, we may be subject to certain state and local taxes on our income or property, and to Federal income and excise taxes on our undistributed taxable income.  Generally, we are currently open to audit by the Internal Revenue Service for the years ending December 31, 2007 through 2011 and are open to audit by state taxing authorities for years ending December 31, 2006 through 2011.  Two of the Predecessor’s taxable REIT subsidiaries distributed as part of HHC were subject to IRS audit for the years ended December 31, 2007 and 2008.  On February 9, 2011, the two taxable REIT subsidiaries received statutory notices of deficiency (“90-day letters”) seeking $144.1 million in additional tax.  The two taxable REIT subsidiaries filed petitions in the U.S. Tax Court on May 6, 2011 and the government filed answers on July 6, 2011.  It is the Predecessor’s position that the tax law in question has been properly applied and reflected in the 2007 and 2008 returns for these two taxable REIT subsidiaries.  However, as the result of the IRS’ position, the Predecessor previously provided appropriate levels for the additional taxes sought by the IRS, through its uncertain tax position liability or deferred tax liabilities.  Although the Predecessor believes the tax returns are correct, the final determination of tax examinations and any related litigation could be different than what was reported on the returns.

In the opinion of management, the Predecessor has made adequate tax provisions for the years subject to examination.

Based on our assessment of the expected outcome of examinations that are in process or may commence, or as a result of the expiration of the statute of limitations for specific jurisdictions, we do not expect that the related unrecognized tax benefits, excluding accrued interest, for tax positions taken regarding previously filed tax returns will materially change from those recorded at December 31, 2011 during the next twelve months.

As a result of the emergence transactions, the Predecessor and its subsidiaries did experience an ownership change as defined under section 382 of the Internal Revenue Code which will limit its use of certain tax attributes.    As such, there are valuation allowances placed on deferred tax assets where appropriate.   Most of the attributes of the Predecessor were either used in effecting the reorganization or transferred to HHC.  Remaining attributes subject to limitation under Section 382 are not material.

The provision for (benefit from) income taxes for the year ended December 31, 2011, the period from November 10 through December 31, 2010, the period from January 1, 2010 through November 9, 2010 and the year ended December 31, 2009 were as follows:

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Current	$11,548	$141	$(6,449)	$(7,108)
Deferred	(2,825)	(9,133)	(54,513)	12,801
Total from Continuing Operations	8,723	(8,992)	(60,692)	5,693

Current	634	(2,676)	(28,791)	(8,335)
Deferred	—	2,777	(443,379)	(11,968)
Total from Discontinued Operations	634	101	(472,170)	(20,303)

Total	$9,357	$(8,891)	$(533,132)	$(14,610)

The distribution of assets from the Predecessor in the formation of HHC significantly changed the Successor’s exposure to income taxes.  The majority of taxable activities within the Predecessor were distributed in the formation of HHC with relatively insignificant taxable activities remaining with the Successor.  The vast majority of the Successor’s activities are conducted within the REIT structure.  REIT earnings are generally not subject to federal income taxes.  As such, the Successor’s provision for (benefit from) income taxes is not a material item in its financial statements.

Total provision for (benefit from) income taxes computed for continuing and discontinued operations by applying the Federal corporate tax rate for the year ended December 31, 2011, the period from November 10 through December 31, 2010, the period from January 1, 2010 through November 9, 2010 and the year ended December 31, 2009 were as follows:

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Tax at statutory rate on earnings from continuing operations before income taxes	$(109,050)	$(90,011)	$(225,959)	$(175,138)
Increase (decrease) in valuation allowances, net	(497)	1,491	(24,608)	22,479
State income taxes, net of Federal income tax benefit	5,488	576	2,956	3,045

Tax at statutory rate on REIT earnings not subject to Federal income taxes	111,748	90,832	228,399	155,450
Tax expense (benefit) from change in tax rates, prior period adjustments and other permanent differences	3,076	95	1,792	954
Tax expense (benefit) from discontinued operations	101	18	(472,676)	(21,180)
Uncertain tax position expense, excluding interest	(1,185)	(8,856)	(34,560)	866

Uncertain tax position interest, net of federal income tax benefit and other	(324)	(3,036)	(8,476)	(1,086)

Provision for (benefit from) income taxes	$9,357	(8,891)	(533,132)	(14,610)

Realization of a deferred tax benefit is dependent upon generating sufficient taxable income in future periods.  Our TRS net operating loss carryforwards are currently scheduled to expire in subsequent years through 2031.   All of the REIT net operating loss carryforward amounts are subject to annual limitations under Section 382 of the Code, although it is not expected that there will be a significant impact as they are expected to be utilized against pre-tax income.

The amounts and expiration dates of operating loss and tax credit carryforwards for tax purposes for our TRS’s are as follows:

	Amount	Expiration Dates
	(In thousands)
Net operating loss carryforwards - State	$25,944	2012-2031
Capital loss carryforwards	6,638	2015

Each TRS and certain REIT entities subject to state income taxes is a tax paying component for purposes of classifying deferred tax assets and liabilities.  As of December 31, 2011, we had gross deferred tax assets totaling $21.6 million, of which a valuation allowance of $17.0 million has been established against certain deferred tax assets, and gross deferred tax liabilities of $29.2 million.  Net deferred tax assets (liabilities) are summarized as follows:

	2011	2010
	(In thousands)
Total deferred tax assets	$21,574	$27,998
Valuation allowance	(16,996)	(17,493)
Net deferred tax assets	4,578	10,505
Total deferred tax liabilities	(29,220)	(36,463)
Net deferred tax liabilities	$(24,642)	$(25,958)

Due to the uncertainty of the realization of certain tax carryforwards, we have established valuation allowances on those deferred tax assets that we do not reasonably expect to realize. Deferred tax assets that we believe have only a remote possibility of realization have not been recorded.

The tax effects of temporary differences and carryforwards included in the net deferred tax liabilities as of December 31, 2011 and December 31, 2010 are summarized as follows:

	2011	2010
	(In thousands)

Operating loss and tax credit carryforwards	$5,489	$16,074
REIT deferred state tax liability	—	(9,653)
Other TRS Property, primarily differences in basis of assets and liabilities	(13,135)	(14,886)
Valuation allowance	(16,996)	(17,493)
Net deferred tax liabilities	$(24,642)	$(25,958)

We had unrecognized tax benefits recorded pursuant to uncertain tax positions of $6.1 million as of December 31, 2011, excluding interest, all of which would impact our effective tax rate.  Accrued interest related to these unrecognized tax benefits amounted to $0.7 million as of December 31, 2011.   The Successor had unrecognized tax benefits recorded pursuant to uncertain tax positions of $7.2 million as of December 31, 2010, excluding interest, all of which would impact our effective tax rate.  Accrued interest related to these unrecognized tax benefits amounted to $1.1 million as of December 31, 2010.

During the period ended November 9, 2010 and the year ended December 31, 2009 the Predecessor recognized previously unrecognized tax benefits, excluding accrued interest, of $72.9 million and $(6.2) million, respectively. The recognition of the previously unrecognized tax benefits resulted in the reduction of interest expense accrued related to these amounts.

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)

Unrecognized tax benefits, opening balance	$7,235	$16,090	$103,975	$112,915
Gross increases - tax positions in prior period	—	—	3,671	41
Gross increases - tax positions in current period	1,907	—	69,216	6,969
Gross decreases - tax positions in prior period	—	—	—	(15,950)
Lapse of statute of limitations	(944)	(8,855)	(35,117)	—
Gross decreases - other (1)	(2,145)	—	(125,291)	—
Gross decreases - tax positions in current period	—	—	(364)	—
Unrecognized tax benefits, ending balance	$6,053	$7,235	$16,090	$103,975

(1)  An uncertain tax position related to the difference between the income tax method of accounting that was used and the financial statement method of accounting for prior sales of land related to the Predecessor’s Master Planned Communities business.

Based on the Successor’s assessment of the expected outcome of existing examinations or examinations that may commence, or as a result of the expiration of the statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits, excluding accrued interest, for tax positions taken regarding previously filed tax returns will change from those recorded at December 31, 2011, although such change would not be material to the 2012 financial statements.

Earnings and profits, which determine the taxability of dividends to stockholders, differ from net income reported for financial reporting purposes due to differences for Federal income tax reporting purposes in, among other things, estimated useful lives, depreciable basis of properties and permanent and temporary differences on the inclusion or deductibility of elements of income and deductibility of expense for such purposes.

Distributions paid on our common stock and their tax status, as sent to our shareholders, is presented in the following table.  The tax status of GGP distributions in 2011, 2010 and 2009 may not be indicative of future periods.

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10 through December 31, 2010	Year Ended December 31, 2009
	(In thousands)

Oridinary income	$0.303	$—	$0.103
Return of capital	—	—	—
Qualified dividends	—	0.244	—
Capital gain distributions	0.296	0.136	0.087
Distributions per share	$0.599	$0.380	$0.190